Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 06, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Eaton Vance Floating-Rate Advantage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evmft_SupplementTextBlock

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Prospectus dated March 1, 2014

1.

The following replaces the Annual Fund Operating Expenses table in “Fees and Expenses of the Fund” in “Fund Summaries – Floating-Rate Advantage Fund”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)(1)	Advisers Class	Class A	Class B	Class C	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.60%	0.75%	n/a
Other Expenses(2)	0.34%	0.35%	0.36%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.18%	1.19%	1.55%	1.69%	0.94%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Senior Debt Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)

Includes interest expense of 0.22% for each Class.

March 6, 2014	14520 3.6.14

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Expenses in the table above and the Example below reflect the expenses of the Fund and the Senior Debt Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Eaton Vance Floating-Rate Advantage Fund | Advisers Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVFAX
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Eaton Vance Floating-Rate Advantage Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAFAX
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Eaton Vance Floating-Rate Advantage Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBFAX
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Eaton Vance Floating-Rate Advantage Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECFAX
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Eaton Vance Floating-Rate Advantage Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIFAX
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%

[1]	Includes interest expense of 0.22% for each Class.